Employee Benefit Plans - Actual Fair Values of Pension Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 222,417	$ 194,160
Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	175,809	153,298
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46,608	40,862
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,727	2,254
Cash and cash equivalents | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,727	2,254
Cash and cash equivalents | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	83,645	75,131
Corporate bonds | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	82,669	74,253
Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	976	878
Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
United States
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78,019	60,422
United States | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32,387	21,502
United States | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45,632	38,920
United States | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International, equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32,310	23,470
International, equity securities | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32,310	23,470
International, equity securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International, equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1,064
Municipal bonds | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Municipal bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1,064
Treasury bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,716	31,819
Treasury bonds | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,716	31,819
Treasury bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Treasury bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-US
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	83,808	76,429	$ 68,597
Non-US | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	83,808	76,429
Non-US | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-US | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-US | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,405	903
Non-US | Cash and cash equivalents | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,405	903
Non-US | Cash and cash equivalents | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-US | Cash and cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-US | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,179	26,131
Non-US | Equity securities | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,179	26,131
Non-US | Equity securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-US | Equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-US | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	72,407	49,395
Non-US | Corporate bonds | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	72,407	49,395
Non-US | Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-US | Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-US | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,817	0
Non-US | Other | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,817	0
Non-US | Other | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-US | Other | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0